Goodwill - Schedule of Information for Individual Asset or Cash generating Unit (Details) - CAD ($) $ in Thousands	Apr. 30, 2023	Apr. 30, 2022
Oss [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 6,723	$ 9,493
Terminal growth rates	2.20%	2.00%
Discount rates	28.10%	14.30%
Utrecht [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 11,405	$ 12,483
Terminal growth rates	2.20%	2.00%
Discount rates	24.10%	14.30%
Bio strand [Member]
Disclosure of information for cash-generating units [line items]
Recoverable amount	$ 31,546
Terminal growth rates	2.50%
Discount rates	33.10%